Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Share capital
Schedule of share capital

	December 31, 2019	December 31, 2019
	Number of shares	US$
Ordinary shares of €1 each	—	—
Class A shares of €1 each	19,040	25,379
Class B shares of €1 each	960	1,280
	20,000	26,659
Issued and fully paid
Balance at January 1, 2019	20,000	26,659
Balance at December 31, 2019	20,000	26,659

	December 31, 2020	December 31, 2020
	Number of shares	US$
Ordinary shares of €1 each	—	—
Class A shares of €1 each	18,940	25,246
Class B shares of €1 each	1,060	1,413
	20,000	26,659
Issued and fully paid
Balance at January 1, 2020	20,000	26,659
Balance at December 31, 2020	20,000	26,659